Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by the SEC’s new pay versus performance (“
PvP
”
) disclosure rules as set forth in Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. Under the PvP rules, the SEC has developed a new definition of NEO pay, referred to as “Compensation Actually Paid” (
“
CAP
”
) which requires us to make various adjustments to amounts reported in the Summary Compensation Table (
“
SCT
”
). Due to the valuation component of CAP, the dollar amounts do not reflect the actual amounts of compensation earned or paid during the year.
As a general matter, our Board of Directors does not use CAP as a basis for making compensation decisions. We structure our executive compensation program to focus on stockholders’ interests by incentivizing strategic and sustainable long-term performance. We believe our executive compensation program strikes an appropriate balance between using responsible, measured pay practices and effectively incentivizing our NEOs to dedicate themselves fully to value creation for our stockholders. Under our executive compensation program, we align pay and performance by making a significant portion of our NEO compensation contingent on achieving specific and challenging annual and long-term performance goals and increasing stockholder value. Importantly, because of the
SEC-mandated
formula for calculating CAP,
year-to-year
fluctuations in CAP reported for our NEOs may not correlate with our performance against our goals and the related compensation decisions made by our Board.
For further information concerning our
pay-for-performance
philosophy and how we align executive compensation with our performance, refer to “
Section 3 — Elements of Our Executive Compensation Programs
” beginning on page 41.
The PvP table below provides compensation values reported in our current and prior SCTs, as well as the CAP amounts required in this section for the fiscal years ending 2021, 2022 and 2023. Note that for our NEOs other than our CEO, compensation is reported as an average. Adjustments made to CEO and non-CEO
NEO compensation to determine CAP from the SCT amounts are described in the sections that follow the table.

Year	SCT Total for Susan DeVore ($) (1)	Compensation Actually Paid to Susan DeVore ($) (1)	SCT Total for Michael Alkire ($) (2)	Compensation Actually Paid to Michael Alkire ($) (2)	Average SCT Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) MM ($) (5)	Adjusted EPS ($) (6)
							Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)

2023	—	—	7,799,802	4,764,095	2,320,296	1,110,952	87	159	175	2.50

2022	—	—	7,857,901	7,827,172	3,785,718	3,825,786	109	176	268	2.49

2021	8,874,885	547,577	5,723,086	4,384,217	2,387,947	1,978,360	104	181	305	2.48

(1)	Susan DeVore served as CEO until May 1, 2021.
(2)	Michael Alkire served as CEO in 2021 (since May 1, 2021), 2022, and 2023.
(3)	Non-CEO NEOs for 2021-2023 were Leigh Anderson, David Hargraves, David Klatsky, and Craig McKasson.
(4)
Total Shareholder Return (
“
TSR
”
) assumes $100 is invested as of June 30, 2020. TSR represents cumulative return over the applicable period. The peer group used for this calculation is consistent with the peer group reported in the Stock Performance Graph in our 2023 Annual Report on Form
10-K.

(5)	Net Income (Loss) reflected represents GAAP Net Earnings (Loss) as reported in our Annual Reports on Form 10-K for the relevant years.
(6)
Under the PvP rules, we are required to identify a “Company-Selected Measure” (
“
CSM
”
), which is used for purposes of the PvP data and analysis presented below. The PvP rules specify that the CSM represents our most important financial measure (other than total shareholder return or net income) used to link fiscal year 2023 NEO CAP to our fiscal year 2023 performance. For purposes of the PvP rules, we have chosen Adjusted EPS as our fiscal year 2023 CSM (see
Appendix A
for the definition of this
non-GAAP
financial measure).

Ms. DeVore (CEO) Compensation
To determine the CAP amount in column (c) in the PvP table, the following amounts were deducted from and added to (as applicable) Ms. DeVore’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Susan DeVore ($)	SCT Reported Equity Award Value for Susan DeVore ($)	Equity Award Adjustments for Susan DeVore ($) (1)	Compensation Actually Paid to Susan DeVore ($)

2023	—	—	—	—

2022	—	—	—	—

2021	8,874,885	(5,383,970)	(2,943,338)	547,577

(1)	Represents the year-over-year change in the fair value of equity awards to Ms. DeVore as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	—	—	—	—	—	—	—

2022	—	—	—	—	—	—	—

2021	—	1,060,221	—	131,670	(4,135,229)	—	(2,943,338)
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates. Dividends and other earnings are included as other income in the SCT, and therefore not reflected in the table above.
Mr. Alkire (CEO) Compensation
To determine the CAP amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Alkire’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Michael Alkire ($)	SCT Reported Equity Award Value for Michael Alkire ($)	Equity Award Adjustments for Michael Alkire ($) (1)	Compensation Actually Paid to Michael Alkire ($)

2023	7,799,802	(5,267,551)	2,231,844	4,764,095

2022	7,857,901	(4,987,520)	4,956,791	7,827,172

2021	5,723,086	(2,812,860)	1,473,991	4,384,217

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Alkire as summarized below:

PAY VERSUS PERFORMANCE

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	3,780,042	(1,241,171)	—	(307,027)	—	—	2,231,844

2022	4,583,763	244,482	—	128,546	—	—	4,956,791

2021	1,452,639	4,500	—	16,852	—	—	1,473,991
In the table above, the equity values are computed in accordance with the methodologies used for fin anc
ial reporting purposes, reflecting updated economic assumptions as of the valuation dates. Dividends and other earnings are included as other income in the SCT, and therefore not reflected in the table above.
Average
Non-CEO
NEO Compensation
To determine the CAP amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our
Non-CEO
NEO average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	Average SCT Total for Non-CEO NEOs ($)	Average SCT Reported Equity Award Value for Non-CEO NEOs ($)	Average Equity Award Adjustments for Non-CEO NEOs ($) (1)	Average Compensation Actually Paid to Non-CEO NEOs ($)

2023	2,320,296	(1,314,173)	104,829	1,110,952

2022	3,785,718	(2,651,154)	2,691,223	3,825,786

2021	2,387,947	(1,196,670)	787,083	1,978,360

(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEOs as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	943,063	(676,245)	—	(161,989)	—	—	104,829

2022	2,473,995	133,850	—	83,378	—	—	2,691,223

2021	779,640	186	—	7,257	—	—	787,083
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates. Dividends and other earnings are included as other income in the SCT, and therefore not reflected in the table above.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(3)	Non-CEO NEOs for 2021-2023 were Leigh Anderson, David Hargraves, David Klatsky, and Craig McKasson.

Peer Group Issuers, Footnote
(4)
Total Shareholder Return (
“
TSR
”
) assumes $100 is invested as of June 30, 2020. TSR represents cumulative return over the applicable period. The peer group used for this calculation is consistent with the peer group reported in the Stock Performance Graph in our 2023 Annual Report on Form
10-K.

Adjustment To PEO Compensation, Footnote
Ms. DeVore (CEO) Compensation
To determine the CAP amount in column (c) in the PvP table, the following amounts were deducted from and added to (as applicable) Ms. DeVore’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Susan DeVore ($)	SCT Reported Equity Award Value for Susan DeVore ($)	Equity Award Adjustments for Susan DeVore ($) (1)	Compensation Actually Paid to Susan DeVore ($)

2023	—	—	—	—

2022	—	—	—	—

2021	8,874,885	(5,383,970)	(2,943,338)	547,577

(1)	Represents the year-over-year change in the fair value of equity awards to Ms. DeVore as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	—	—	—	—	—	—	—

2022	—	—	—	—	—	—	—

2021	—	1,060,221	—	131,670	(4,135,229)	—	(2,943,338)
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates. Dividends and other earnings are included as other income in the SCT, and therefore not reflected in the table above.
Mr. Alkire (CEO) Compensation
To determine the CAP amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Alkire’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Michael Alkire ($)	SCT Reported Equity Award Value for Michael Alkire ($)	Equity Award Adjustments for Michael Alkire ($) (1)	Compensation Actually Paid to Michael Alkire ($)

2023	7,799,802	(5,267,551)	2,231,844	4,764,095

2022	7,857,901	(4,987,520)	4,956,791	7,827,172

2021	5,723,086	(2,812,860)	1,473,991	4,384,217

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Alkire as summarized below:

PAY VERSUS PERFORMANCE

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	3,780,042	(1,241,171)	—	(307,027)	—	—	2,231,844

2022	4,583,763	244,482	—	128,546	—	—	4,956,791

2021	1,452,639	4,500	—	16,852	—	—	1,473,991
In the table above, the equity values are computed in accordance with the methodologies used for fin anc
ial reporting purposes, reflecting updated economic assumptions as of the valuation dates. Dividends and other earnings are included as other income in the SCT, and therefore not reflected in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 2,320,296	$ 3,785,718	$ 2,387,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,110,952	3,825,786	1,978,360
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-CEO
NEO Compensation
To determine the CAP amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our
Non-CEO
NEO average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	Average SCT Total for Non-CEO NEOs ($)	Average SCT Reported Equity Award Value for Non-CEO NEOs ($)	Average Equity Award Adjustments for Non-CEO NEOs ($) (1)	Average Compensation Actually Paid to Non-CEO NEOs ($)

2023	2,320,296	(1,314,173)	104,829	1,110,952

2022	3,785,718	(2,651,154)	2,691,223	3,825,786

2021	2,387,947	(1,196,670)	787,083	1,978,360

(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEOs as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	943,063	(676,245)	—	(161,989)	—	—	104,829

2022	2,473,995	133,850	—	83,378	—	—	2,691,223

2021	779,640	186	—	7,257	—	—	787,083
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates. Dividends and other earnings are included as other income in the SCT, and therefore not reflected in the table above.

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Premier 3-year Cumulative TSR vs. Peer 3-year Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EPS
Total Shareholder Return Vs Peer Group	CAP vs. Premier 3-year Cumulative TSR vs. Peer 3-year Cumulative TSR
Tabular List, Table
Most Important Financial Performance Measures
As described above and in greater detail in the Compensation Discussion and Analysis section of this proxy statement, our executive compensation program reflects a pay-for-performance
philosophy. Our compensation program incorporates goals that link pay and performance in alignment with our business strategies and the long-term interests of stockholders. In accordance with the PvP rules, we have listed below the most important financial performance measures (listed alphabetically) we used to link fiscal year 2023 NEO pay to performance.

Performance Measures

Combined Net Revenue

Adjusted EBITDA*

Adjusted EPS *

*	Adjusted EBITDA and Adjusted EPS are non-GAAP financial measures. See Appendix A for the definitions of these measures.

Total Shareholder Return Amount	$ 87	109	104
Peer Group Total Shareholder Return Amount	159	176	181
Net Income (Loss)	$ 175,000,000	$ 268,000,000	$ 305,000,000
Company Selected Measure Amount	2.5	2.49	2.48
Measure:: 1
Pay vs Performance Disclosure
Name	Combined Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
Under the PvP rules, we are required to identify a “Company-Selected Measure” (
“
CSM
”
), which is used for purposes of the PvP data and analysis presented below. The PvP rules specify that the CSM represents our most important financial measure (other than total shareholder return or net income) used to link fiscal year 2023 NEO CAP to our fiscal year 2023 performance. For purposes of the PvP rules, we have chosen Adjusted EPS as our fiscal year 2023 CSM (see
Appendix A
for the definition of this
non-GAAP
financial measure).

Susan DeVore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,874,885
PEO Actually Paid Compensation Amount			547,577
PEO Name	Susan DeVore
Michael Alkire [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,799,802	$ 7,857,901	5,723,086
PEO Actually Paid Compensation Amount	$ 4,764,095	7,827,172	4,384,217
PEO Name	Michael Alkire
PEO | Susan DeVore [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,943,338)
PEO | Susan DeVore [Member] | Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,383,970)
PEO | Susan DeVore [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,943,338)
PEO | Susan DeVore [Member] | Change in Fair Value of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,060,221
PEO | Susan DeVore [Member] | Change in Fair Value of Equity Awards Granted that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			131,670
PEO | Susan DeVore [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,135,229)
PEO | Michael Alkire [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,231,844	4,956,791	1,473,991
PEO | Michael Alkire [Member] | Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,267,551)	(4,987,520)	(2,812,860)
PEO | Michael Alkire [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,231,844	4,956,791	1,473,991
PEO | Michael Alkire [Member] | Fair Value of Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,780,042	4,583,763	1,452,639
PEO | Michael Alkire [Member] | Change in Fair Value of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,241,171)	244,482	4,500
PEO | Michael Alkire [Member] | Change in Fair Value of Equity Awards Granted that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,027)	128,546	16,852
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,829	2,691,223	787,083
Non-PEO NEO | Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,314,173)	(2,651,154)	(1,196,670)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,829	2,691,223	787,083
Non-PEO NEO | Fair Value of Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	943,063	2,473,995	779,640
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(676,245)	133,850	186
Non-PEO NEO | Change in Fair Value of Equity Awards Granted that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (161,989)	$ 83,378	$ 7,257